Subsequent events	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Subsequent events [Text Block]
29.	Subsequent events

a)

Subsequent to year-end, the Company granted 2,590,000 stock options (exercisable at a price of C$1.07) and 2,326,850 restricted share units (“RSUs”). RSUs are awards for service which upon vesting and settlement entitle the recipient to receive a cash payment equal to the fair market value of a common share at the vesting date. Vesting conditions for RSUs are set by the Board and, in this event, the RSUs are to vest in three equal tranches over a service period of three years.

b)

On February 22, 2018, the Company agreed to the RK Term Sheet, whereby the Company would be able to defer the repayment of principal associated with the long-term debt by up to three years (repayment commencing on July 2021) (note 18). An initial one-year deferral is subject primarily to fees and the finalization of definitive documentation, while a further two-year deferral is subject to additional customary conditions precedent which would have to be complied with by June 30, 2019.